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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.        Name and address of issuer:
          Morgan Grenfell Investment Trust
          One South Street
          Baltimore, Maryland 21202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):                   [X]
          Municipal Bond                        European Equity
          Fixed Income                          International Select Equity
          Short-Term Municipal Bond             International Small Cap Equity
          Short-Term Fixed Income               Emerging Markets Equity
          High Yield Bond                       Global Fixed Income
          Smaller Companies                     International Fixed Income
          Emerging Markets Debt


3.        Investment Company Act File Number:        811-8006
          Securities Act File Number:                33-68704

4(a).     Last day of fiscal year for which this Form is filed: October 31, 2000

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.        Calculation of registration fee:
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          (i)         Aggregate sale price of securities sold during the fiscal year pursuant to
                      section 24(f):                                                                              $2,553,689,737.00

          (ii)        Aggregate price of securities redeemed or repurchased during the fiscal year:               $2,866,305,631.00

          (iii)       Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                      registration fees payable to the Commission:                                                $               -

          (iv)        Total available redemption credits [add Items 5(ii) and 5(iii)]:                            $2,866,305,631.00

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
          (v)         Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                                                                  $               -

          (vi)        Redemption credits available for use in future years -- if Item 5(i) is less than
                      Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                              -312,615,894.00

          (vii)       Multiplier for determining registration fee (See Instruction C.9):                      x             0.00025

          (viii)      Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):      $               -

6.        Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of
Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:

7.        Interest due -- if this Form is being filed more than 90 days after the end of the issuer's
          fiscal year (see Instruction D):                                                                   +    $               0

8.        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:       $               -


9.        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          ______________________________________________
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Method of delivery:        [ ] Wire Transfer        [ ] Mail or other means


                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Daniel O. Hirsch
                                                --------------------
                                                Daniel O. Hirsch
                                                Secretary

Date:     January ____, 2001

* Please print the name and title of the signing officer below the signature.